Vessels, Net - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vessels, Net
Depreciation charge for the year	$ 41,418,676	$ 41,098,890	$ 40,337,658
Vessels' cost
Vessels, Net
Vessels secured under credit facilities	922,117,179	702,526,997
Vessels' cost - Nissos Sifnos
Vessels, Net
Additions	900,000
Vessels' cost - Nissos Sikinos
Vessels, Net
Additions	900,000
Drydocking and special survey costs -Nissos Sikinos
Vessels, Net
Additions	1,500,000
Drydocking and special survey costs -Nissos Sifnos
Vessels, Net
Additions	$ 1,500,000
Drydocking and special survey costs - Nissos Despotiko
Vessels, Net
Additions		2,100,000
Drydocking and special survey costs - Nissos Donoussa
Vessels, Net
Additions		2,000,000
Drydocking and special survey costs - Nissos Kythnos
Vessels, Net
Additions		1,800,000
Drydocking and special survey costs - Nissos Rhenia
Vessels, Net
Additions		1,900,000
Drydocking and special survey costs - Nissos Keros
Vessels, Net
Additions		1,900,000
Drydocking and special survey costs - Nissos Anafi
Vessels, Net
Additions		$ 1,900,000